Mainland China Contribution Plan and Profit Appropriation - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Total provisions	$ 4,000,211	$ 4,768,614	$ 5,255,982